Intangible Assets (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets (Details) [Line Items]
Goodwill (in Pesos)
Technological developments (in Pesos)	$ 13,889	14,869
Assumed market share, percentage	16.50%
Nominal discount rate, percentage	8.40%
Discount rate, percentage	9.30%
Return on market equity percentage	10.00%
Real cost equity, percentage	10.00%
Total for all business combinations [member]
Intangible Assets (Details) [Line Items]
Goodwill (in Pesos)	$ 12,576	$ 12,576
Minimum [Member]
Intangible Assets (Details) [Line Items]
Bank setting discounts rates, percentage	9.00%
Maximum [Member]
Intangible Assets (Details) [Line Items]
Bank setting discounts rates, percentage	11.00%